OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
OTHER RECEIVABLES

5 OTHER RECEIVABLES

	2021	2022
	S$	S$
Deposits	15,232	15,562
Due from key management personnel	1,259	-
Prepayments	138,014	45,163
Prepaid initial public offering expenses	178,857	219,664
Prepaid consumables	431,582	576,173
Sundry receivables	4,031	57,582
Total	768,975	914,144

Amounts due from key management personnel are generally advances extended to them during the course of business. The balance is unsecured, interest-free, and repayable on demand.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2020, 2021 and 2022